Bank and other loans (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Schedule of bank and other loans

	December 31, 2017	December 31, 2016
	$M	$M
Loan Notes due 2018—gross	15.0	15.0
Unamortized finance costs	—	(0.1)
Loan Notes due 2018—net	15.0	14.9
Loan Notes due 2021—gross	25.0	25.0
Unamortized finance costs	(0.1)	(0.1)
Loan Notes due 2021—net	24.9	24.9
Loan Notes due 2023—gross	25.0	25.0
Unamortized finance costs	(0.3)	(0.3)
Loan Notes due 2023—net	24.7	24.7
Loan Notes due 2026—gross	25.0	25.0
Unamortized finance costs	(0.3)	(0.3)
Loan Notes due 2026—net	24.7	24.7
Revolving credit facility—gross	21.3	32.8
Unamortized finance costs	(1.8)	(1.0)
Revolving credit facility—net	19.5	31.8
	108.8	121.0

Included in current liabilities	15.0	—
Included in non-current liabilities	93.8	121.0
	108.8	121.0